Offerings - Offering: 1	Sep. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares, par value US$0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.9630
Maximum Aggregate Offering Price	$ 2,889,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 442.31
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Class A Shares registered hereby also include an indeterminate number of additional Class A Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($1.67 and $0.256, respectively) of the registrant’s Class A Shares as reported on the Nasdaq Capital Market on September 12, 2025.

The Registrant will not receive any proceeds from the sale of its Class A Shares by the selling shareholders.

All the Class A Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.